COMMITMENTS CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of lease agreements
	December 31, 2025	December 31, 2024
Not later than one year	$459	$180
Later than one year and not later than five years	1,677	1,052
Later than five years	3,210	3,312
	$5,346	$4,544